Related Party Transactions (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 15,722,012	$ 13,892,530
PepsiCo common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 1,100,000	$ 1,400,000